Assets - Additional Information (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Allocation of depreciation expense	$ 53,585	$ 77,238	$ 144,045	$ 151,873
PH Pharma Co Ltd [Member]
Property, Plant and Equipment [Line Items]
Allocation of depreciation expense			$ 144,045	$ 151,873